Leases (Tables)	12 Months Ended
Dec. 26, 2020
Leases [Abstract]
Lease, Cost
The lease costs for leases that were recognized in the accompanying consolidated statement of operations for the year ended December 26, 2020 and the Transition Period were as follows:

(In thousands)	12/26/2020	Transition Period
Operating lease costs	$94,387	$9,509
Short-term operating lease costs	2,495	4,777
Variable operating lease costs	14,137	2,366
Sublease income	(868)	(654)
Total operating lease costs	$110,151	$15,998

Lessee, Operating Lease, Liability, Maturity
As of December 26, 2020, maturities of lease liabilities were as follows:

(In thousands)	Operating leases
2021	$177,350
2022	153,792
2023	123,995
2024	89,943
2025	56,039
Thereafter	85,208
Total undiscounted lease payments	686,327
Less interest	157,019
Present value of lease liabilities	$529,308

Leases, Cash Flow Information
The following represents other information pertaining to the Company's lease arrangements for the year ended December 26, 2020:

(In thousands)	12/26/2020
Non-cash information on lease liabilities arising from right-of-use assets (1)	$157,007
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87,399